Investment in airport concessions (Tables)	12 Months Ended
Dec. 31, 2024
Investment in airport concessions
Schedule of carrying value and changes in concessioned assets

	December 31,
	2024		2023		2022
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets (see note 15)		16,885,106		14,406,119		11,873,540
Improvements to concessioned assets in progress		2,577,045		2,195,842		1,774,167
Accumulated amortization		(4,708,748)		(4,143,062)		(3,669,746)
	Ps.	18,715,808	Ps.	16,421,304	Ps.	13,940,366

The changes in investment in concessions are as follows:

	December 31,
	2024		2023		2022
Investment in airport concessions
Beginning balance	Ps.	20,564,366	Ps.	17,610,112	Ps.	14,960,690
Land transfer		—		—		283,728
Increase		2,860,190		2,954,254		2,365,694
Ending balance		23,424,556		20,564,366		17,610,112
Amortization of airport concessions:
Beginning balance		(4,143,062)		(3,669,746)		(3,280,006)
Increase		(565,686)		(473,316)		(389,740)
Ending balance		(4,708,748)		(4,143,062)		(3,669,746)
Net investment in airport concessions	Ps.	18,715,808	Ps.	16,421,304	Ps.	13,940,366

Schedule of contractual obligations under development plan

Year	Amount
2025	Ps.	3,553,187
2026		833,567
2027		389,929
	Ps.	4,776,683